Innovator Matrix Income(R) Fund (Prospectus Summary) | Innovator Matrix Income(R) Fund
FUND SUMMARY
Investment Objective
The Innovator Matrix Income® Fund primarily seeks current income and, as a secondary objective, long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the

Fund. More information about these and other discounts is available from your financial professional and in the Shareholder Information section of this prospectus on page 10 and in the Purchase and Redemption of Shares in the Fund's

statement of additional information on page 23.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Innovator Matrix Income(R) Fund Class A
Maximum sales charge (load) imposed on purchases	5.75%
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees (applicable to shares sold within 90 days of purchase)	2.00%
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Innovator Matrix Income(R) Fund Class A
Management fees		1.00%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.61%
Total annual fund operating expenses		1.86%
(Less fees waived/expenses reimbursed)	[2]	0.51%
Total annual fund operating expenses after fee waivers and expense reimbursements		1.35%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any tax, interest, brokerage fees, and extraordinary expenses) do not exceed 1.35% of average daily net assets from December 10, 2011 through December 10, 2012. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may only be terminated by agreement of the Adviser and the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Innovator Matrix Income(R) Fund Class A
Expense Example, With Redemption, 1 Year	143
Expense Example, With Redemption, 3 Years	541

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Fund is generally expected to have a portfolio turnover below 100%.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its objective by investing in a portfolio of U.S.-listed, exchange-traded stocks and bonds, as well as other mutual funds, that the portfolio manager believes offers high current income. These securities may include "pass-through" securities (structured to pass through a majority of income as distributions to shareholders) such as master limited partnerships, royalty trusts, and real estate investment trusts. The Fund invests primarily in U.S. equity securities but may, to a lesser extent, invest in equity securities of foreign entities. The Fund may invest in entities of any size. To the extent that the Fund invests in bonds it may invest in bonds of any maturity or credit quality. These bonds may include high yield, high risk bonds, commonly known as "junk bonds", that are rated BBB-

and below by Standard & Poor's (S&P) or similarly rated by another nationally recognized ratings organization.

The portfolio manager has the discretion to adjust the composition of the portfolio to reflect his outlook on economic growth and inflation. This flexibility to adapt to different points in the economic cycle will result in a portfolio that at various times is weighted more heavily towards different sectors and security types that the portfolio manager feels offer the best risk/reward tradeoff at that point in the economic cycle.

The portfolio manager's approach towards management of the portfolio is two-pronged:

Security Selection: The portfolio manager screens for securities that offer higher-than-market yields, then applies fundamental analytical techniques to identify what he considers to be high-yielding securities with positive risk/return characteristics. These evaluations may include: analysis of the market discount to book value, discounted cash flows, or - in the case of closed-end mutual funds - discount to the net asset value of the underlying portfolio of securities; assessment of the sustainability and/or growth of the security's yield; a review the entity's management's strategy, philosophy, and execution history; and the security's consistency with the portfolio manager's macroeconomic views.

Portfolio Composition: The portfolio manager assembles the identified high-yielding securities in a composition that best reflects his outlook on the economic and inflationary cycles. Factors influencing this macroeconomic overlay include: a weekly review of macroeconomic data and forecasts; technical analysis of asset classes and more discrete sub-classes and sectors; a proprietary assessment of each asset class as well as prospective catalysts that would change the portfolio manager's assessment and therefore the portfolio composition.

Although market conditions and other factors may cause deviations, the portfolio manager typically aims to maintain a portfolio with the following attributes:

·  Non-diversified portfolio consisting of high-yielding, U.S.-listed,

   exchange-traded securities

·  Long-only positions, no derivatives, no leverage

·  Security selection and portfolio composition driven by fundamentally-based,

   proprietary research

·  Low-turnover

Within the types of securities considered for inclusion in the Fund, the management process will seek to identify individual investments with current and projected yields significantly higher than those of broad common stock or investment grade bond indexes. Research processes will intend to maximize the likelihood that those yields will be sustained or increased, and that there is a reasonable probability of at least modest capital gains over a market cycle holding period. The Fund may, from time to time, concentrate its investments in the real estate and/or energy sectors.

Principal Risks of Investing in the Fund
The Fund is aggressively managed and investing in the Fund involves risk. There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments. The portfolio manager's judgments about the companies or investment opportunities may not anticipate actual stock price movements or company performance, and these judgments may affect the return on your investment. Other principal risks include:

Risk                Definition

Stock market risk   The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole.

Master limited      Holders of the units of master limited partnerships have more

partnership risk    limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships.

Real estate risk    The risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies;

                    increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers.

                    REITs are also subject to the risk of failing to qualify for tax-

                    free pass-through of income under the Internal Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Royalty trust risk  The risk includes among others: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil,

                    natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts also do not guarantee minimum distributions or even return of capital.

Industry risk       The risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Non-diversification The Fund is classified as non-diversified, which means that it may

risk                invest in the securities of relatively few issuers. As a result, the

                    Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Smaller company     The Fund may invest in micro, small or mid cap companies. Generally,

risk                micro, small and mid cap companies, which are often less seasoned,

                    have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Foreign securities  Investments in securities of foreign companies can be more volatile

risk                than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies,

                    and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Fixed income        Yields and principal values of fixed income securities (bonds) will

risk                fluctuate. Generally, values of debt securities change inversely with interest rates. For example, as interest rates go up, the value of debt securities tends to go down and, as a result, the value of the Fund may go down. Additionally, fixed income securities are subject to the risk that a bond's issuer might be unable to make timely payments of interest and principal.

High-yield or       The risk that high yield securities, commonly known as "junk bonds," are

"junk" bond risk    subject to reduced creditworthiness of issuers; increased risk of default; more limited and less liquid secondary market than higher rated securities; and greater price volatility. Also, they are subject to a greater risk of loss of income and principal than investment grade securities.

Liquidity risk      The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Closed-end and      The risks that a closed-end fund or exchange traded fund may experience

exchange traded     many of the same risks associated with individual securities; is subject to

fund risk           market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Energy and          The Fund's investments in energy and natural resources companies are

natural resources   especially affected by variations in the commodities markets (that may be

risk                due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation,

                    the success of exploration projects, commodity prices, and tax and government regulations.

Performance
Because the Fund had not commenced operations as of the date of this Prospectus,

there is no Fund performance information to report.